Notes Receivables - Schedule of Notes Receivable Consisted (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Notes Receivable Consisted [Line Items]
Note Receivable	$ 811,251	$ 522,331
Within the first quarter of 2025 [Member]
Schedule of Notes Receivable Consisted [Line Items]
Note Receivable		161,413
Within the second quarter of 2025 [Member]
Schedule of Notes Receivable Consisted [Line Items]
Note Receivable		360,918
Within the third quarter of 2025 [Member]
Schedule of Notes Receivable Consisted [Line Items]
Note Receivable	358,353
Within the fourth quarter of 2025 [Member]
Schedule of Notes Receivable Consisted [Line Items]
Note Receivable	$ 452,898